Commitments and Contingent Liabilities - Major Guarantee Obligations (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Loan commitments [member]
Disclosure of guarantee obligations [Line Items]
Undiscounted maximum amount of payment for guarantee obligations	¥ 112,798	¥ 120,554
Guarantee of employee loans [member]
Disclosure of guarantee obligations [Line Items]
Undiscounted maximum amount of payment for guarantee obligations	¥ 13,871	¥ 16,146